VOYA PARTNERS, INC.

VY® Pioneer High Yield Portfolio

(the “Portfolio”)

Supplement dated July 7, 2017

to the Portfolio’s Initial Class, Service Class and Service 2 Class Prospectus

(“Prospectus”)

dated May 1, 2017

Effective July 3, 2017, Amundi S.A. (“Amundi”) finalized an acquisition (the “Transaction”) of Pioneer Investment Management, Inc. (“Pioneer”). Prior to July 3, 2017, Pioneer was owned by Pioneer Global Asset Management S.p.A., a wholly-owned subsidiary of UniCredit S.p.A. The Transaction resulted in a change of control of Pioneer and therefore an assignment, as such term is defined for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which triggered the automatic termination of the Portfolio’s sub-advisory agreement (“Sub-Advisory Agreement”) previously in place with Pioneer. Effective July 3, 2017, Voya Investments, LLC, the Portfolio’s investment adviser, entered into a new sub-advisory agreement with Amundi Pioneer Asset Management, Inc. (“Amundi Pioneer”), an indirect, wholly-owned subsidiary of Amundi, on the same terms, compensation structure and with the same portfolio management teams as was in place under the Portfolio’s previous Sub-Advisory Agreement with Pioneer.

Effective immediately, the Portfolio’s Prospectus is revised as follows:

1.	All references to “Pioneer Investment Management, Inc.” and “Pioneer,” as the Portfolio’s sub-adviser, are deleted and replaced with “Amundi Pioneer Asset Management, Inc.” and “Amundi Pioneer,” respectively.

2.	The first paragraph in the sub-section entitled “Management of the Portfolios – the Sub-Advisers and Portfolio Managers – VY® Pioneer High Yield Portfolio” is hereby deleted and replaced with the following:

Amundi Pioneer Asset Management, Inc.

Amundi Pioneer Asset Management, Inc. (“Amundi Pioneer” or “Sub-Adviser”) is an indirect, wholly-owned subsidiary of Amundi S.A. (“Amundi”) and Amundi’s wholly-owned subsidiary, Amundi USA, Inc. Amundi, one of the world’s largest asset managers, is headquartered in Paris, France. The principal address of Amundi Pioneer is 60 State Street, Boston, Massachusetts 02109. As of March 31, 2017, Amundi had more than $1.2 trillion in assets under management worldwide. As of March 31, 2017, Amundi Pioneer (and its U.S. affiliates) had over $71 billion in assets under management.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA PARTNERS, INC.

VY® Pioneer High Yield Portfolio

(the “Portfolio”)

Supplement dated July 7, 2017

to the Portfolio’s Initial Class, Service Class and Service 2 Class

Statement of Additional Information (“SAI”)

dated May 1, 2017

Effective July 3, 2017, Amundi S.A. (“Amundi”) finalized an acquisition (the “Transaction”) of Pioneer Investment Management, Inc. (“Pioneer”). Prior to July 3, 2017, Pioneer was owned by Pioneer Global Asset Management S.p.A., a wholly-owned subsidiary of UniCredit S.p.A. The Transaction resulted in a change of control of Pioneer and therefore an assignment, as such term is defined for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which triggered the automatic termination of the Portfolio’s sub-advisory agreement (“Sub-Advisory Agreement”) previously in place with Pioneer. Effective July 3, 2017, Voya Investments, LLC, the Portfolio’s investment adviser, entered into a new sub-advisory agreement with Amundi Pioneer Asset Management, Inc. (“Amundi Pioneer”), an indirect, wholly-owned subsidiary of Amundi, on the same terms, compensation structure and with the same portfolio management teams as was in place under the Portfolio’s previous Sub-Advisory Agreement with Pioneer.

Effective immediately, the Portfolio’s SAI is revised as follows:

1.	All references to “Pioneer Investment Management, Inc.” and “Pioneer,” as the Portfolio’s sub-adviser, are deleted and replaced with “Amundi Pioneer Asset Management, Inc.” and “Amundi Pioneer,” respectively.

2.	The last paragraph in the sub-section entitled “Sub-Adviser – Portfolio Management – VY® Pioneer High Yield Portfolio – Compensation” is hereby deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE